RESTRICTED CASH (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash [Line Items]
Restricted cash	$ 4,084	$ 1,418
Held as collateral for its corporate credit cards [Member]
Restricted Cash [Line Items]
Restricted cash	183	196
Held as minimum cash balance required in connection with the Sprott Credit Facility [Member]
Restricted Cash [Line Items]
Restricted cash	1,905	0
Held by wholly-owned subsidiaries of the Company [Member]
Restricted Cash [Line Items]
Restricted cash	$ 1,996	$ 1,222